Noncontrolling Interests Holders	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interests Holders

21.	Noncontrolling Interests Holders

Southland has several controlling interests including both joint ventures and partnerships. We have controlling interests and allocate earnings and losses in those entities to the noncontrolling interest holders based on their ownership percentages.

We own an 84.7% interest in Oscar Renda as of December 31, 2022, December 31, 2021, and December 31, 2020.

We own a 65.0% interest in the Southland Technicore Mole joint venture and a 70.0% interest in the Southland Astaldi joint venture as of December 31, 2022, December 31, 2021, and December 31, 2020.

We acquired the remaining 20.0% stake in Heritage Materials during March 2021 and owned 100% of Heritage Materials as of December 31, 2022, and December 31, 2021. We owned 80.0% of Heritage Materials as of December 31, 2020.

We consolidated each of Oscar Renda Contracting of Canada, Southland Technicore Mole joint venture, and Southland Astaldi joint venture as a result of our significant influence and ownership percentage over the joint venture operations. We have fully consolidated revenue, cost of construction, and other costs on our consolidated statements of operations and balances on the consolidated balance sheets.

Revenue and net income (loss) attributable to noncontrolling interests is as follows:

	Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Revenue	$38,526	$59,437	$94,494
Net income (loss) attributable to noncontrolling interests	2,108	2,810	(3,516)